DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details)	Dec. 31, 2021 customer	Dec. 27, 2021 $ / shares
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Number of direct customers	20
Number of indirect customers	80
Common stock, par value (usd per share) | $ / shares		$ 0.0001